Organization (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 10, 2023	Nov. 02, 2023
Organization [Line Items]
Date of incorporated		Nov. 02, 2023
Percentage of outstanding shares				71.10%
AMBITIONS ENTERPRISE MANAGEMENT CO. L.L.C [Member]
Organization [Line Items]
Authorized share capital (in Dollars)					$ 50,000
Ordinary shares par value (in Dollars per share)					$ 0.0000001
Class A Ordinary Shares [Member]
Organization [Line Items]
Ordinary shares authorized	[1]	399,966,500,000	399,966,500,000
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0000001	$ 0.0000001
Ordinary shares issued	[1]	10,965,000	9,240,000
Ordinary shares outstanding	[1]	10,965,000	9,240,000
Class A Ordinary Shares [Member] | AMBITIONS ENTERPRISE MANAGEMENT CO. L.L.C [Member]
Organization [Line Items]
Ordinary shares issued					16,500,000
Ordinary shares outstanding					16,500,000
Class B Ordinary Shares [Member]
Organization [Line Items]
Ordinary shares authorized	[1]	100,033,500,000	100,033,500,000
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0000001	$ 0.0000001
Ordinary shares issued	[1]	18,760,000	18,760,000
Ordinary shares outstanding	[1]	18,760,000	18,760,000
Class B Ordinary Shares [Member] | AMBITIONS ENTERPRISE MANAGEMENT CO. L.L.C [Member]
Organization [Line Items]
Ordinary shares issued					33,500,000
Ordinary shares outstanding					33,500,000
Ordinary Shares [Member] | AMBITIONS ENTERPRISE MANAGEMENT CO. L.L.C [Member]
Organization [Line Items]
Ordinary shares authorized					500,000,000,000

[1]	Giving retroactive effect to the 9,240,000 Class A Ordinary Shares and 18,760,000 Class B Ordinary Shares issued and outstanding following the share subdivision and share surrender on February 18, 2025, starting from the earliest period presented. Further information is disclosed in Note 14 SHAREHOLDERS’ EQUITY.